Investments - Debt Securities by Maturity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 17,390.8 [1]	$ 16,961.6	[1]
Debt Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3	16,922.3
Available-for-sale Securities With Established Maturities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Less than one year	924.3
One year through five years	3,041.0
After five years through ten years	5,341.3
After five years through ten years	5,304.3
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8	1,140.0
Weighted average duration of securities	P1.6Y
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8	1,312.2
Weighted average duration of securities	P3.6Y
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 453.8	$ 463.9
Weighted average duration of securities	P3.2Y

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.